UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1193

Fidelity Magellan Fund
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Magellan®

Fund

Annual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Magellan® Fund	10.63%	0.85%	5.53%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Magellan® Fund, a class of the fund, on March 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets extended a four-year bull run and two major equity benchmarks reached record territory during the year ending March 31, 2013, as gains in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the period. Optimism over the nation's jobs picture and housing market teamed up with solid corporate earnings to make stocks a favorite with investors during the 12-month period. The broad-based S&P 500® Index finished the year up 13.96%, closing at an all-time high at the end of the period, while the blue-chip-laden Dow Jones Industrial AverageSM - which broke its own record in early March - gained 13.37% for the full 12 months. The technology-heavy Nasdaq Composite Index® advanced a more modest 7.14%, curtailed by the weak performance of consumer electronics giant Apple, a large index component. During the year, markets shrugged off an early decline brought on by debt woes in Europe, and another dip later in the period amid pre-election jitters and Congressional gridlock over the federal budget. The year's gains were broad-based, with eight of the 10 sectors in the S&P 500® posting a double-digit increase, led by telecommunication services and health care, while technology fell 1%. Despite the headwind of a stronger U.S. dollar, foreign developed-markets stocks rose strongly, with the MSCI® EAFE® Index adding 11.40%.

Comments from Jeffrey Feingold, Portfolio Manager of Fidelity® Magellan® Fund: For the year, the fund's Retail Class shares returned 10.63%, lagging the S&P 500®. The fund's focus on companies with faster sales and/or earnings growth than the market hindered relative performance, as investors favored higher-quality, dividend-paying stocks. More specifically, largely avoiding some strong-performing traditional media stocks within consumer discretionary detracted. Individual disappointments included diversified financials leader JPMorgan Chase, whose return was hampered by a sizable trading loss last May, and global nutritional supplements distributor Herbalife, whose shares sank amid scrutiny of its multilevel marketing operations. Not owning high-quality, large-cap pharmaceuticals firm and index component Merck for the full period also hurt. By contrast, security selection in utilities and energy helped. Individual contributors included semiconductor manufacturer Intel, a poor-performing index component that the fund largely avoided, and high-growth biotechnology leader Gilead Sciences, whose shares soared after a good readout for a new drug. Herbalife was not in the index, and Intel was not in the fund at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Magellan	.48%
Actual		$ 1,000.00	$ 1,081.70	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.54	$ 2.42
Class K	.36%
Actual		$ 1,000.00	$ 1,082.30	$ 1.87
HypotheticalA		$ 1,000.00	$ 1,023.14	$ 1.82

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	3.3	3.1
Berkshire Hathaway, Inc. Class B	2.4	2.0
Wells Fargo & Co.	2.3	2.2
General Electric Co.	2.1	2.9
Apple, Inc.	2.0	7.3
Citigroup, Inc.	2.0	1.7
Amgen, Inc.	1.9	1.5
Procter & Gamble Co.	1.8	1.1
Home Depot, Inc.	1.7	1.3
CVS Caremark Corp.	1.7	1.3
	21.2
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.5	24.4
Financials	18.4	13.7
Consumer Discretionary	14.3	13.0
Health Care	12.3	9.6
Consumer Staples	9.1	10.3
Asset Allocation (% of fund's net assets)
As of March 31, 2013 *		As of September 30, 2012 **
	Stocks 98.4%		Stocks 98.6%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.2%
* Foreign investments	8.9%	** Foreign investments	6.8%

Annual Report

Investments March 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.3%
Delphi Automotive PLC	1,110,700	$ 49,315
Automobiles - 0.1%
Tesla Motors, Inc. (a)	456,800	17,308
Diversified Consumer Services - 0.2%
Kroton Educacional SA	1,977,600	25,327
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc. (e)	3,928,800	147,919
Dunkin' Brands Group, Inc.	997,998	36,806
Las Vegas Sands Corp.	654,400	36,875
		221,600
Household Durables - 1.4%
D.R. Horton, Inc.	2,244,711	54,546
Lennar Corp. Class A	1,133,085	47,000
Ryland Group, Inc.	358,660	14,927
Toll Brothers, Inc. (a)	1,614,354	55,275
Whirlpool Corp.	332,300	39,364
		211,112
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	528,604	140,868
Liberty Media Corp. Interactive Series A (a)	1,384,700	29,605
priceline.com, Inc. (a)	202,800	139,512
		309,985
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	791,500	73,206
Media - 1.8%
CBS Corp. Class B	1,314,900	61,393
Comcast Corp. Class A	4,658,300	195,695
		257,088
Multiline Retail - 0.5%
Macy's, Inc.	1,515,606	63,413
PPR SA	68,600	15,072
		78,485
Specialty Retail - 4.4%
American Eagle Outfitters, Inc.	1,987,000	37,157
Home Depot, Inc.	3,692,600	257,670
L Brands, Inc.	2,607,148	116,435
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	1,463,003	$ 88,687
TJX Companies, Inc.	3,123,500	146,024
		645,973
Textiles, Apparel & Luxury Goods - 1.2%
lululemon athletica, Inc. (a)	662,500	41,307
Michael Kors Holdings Ltd. (a)	263,000	14,936
PVH Corp.	184,304	19,686
Ralph Lauren Corp.	274,100	46,408
VF Corp.	351,730	59,003
		181,340
TOTAL CONSUMER DISCRETIONARY		2,070,739
CONSUMER STAPLES - 9.1%
Beverages - 2.6%
Anheuser-Busch InBev SA NV	419,060	41,497
Beam, Inc.	755,900	48,030
Dr. Pepper Snapple Group, Inc.	1,999,706	93,886
Pernod Ricard SA	239,400	29,831
SABMiller PLC	722,200	38,012
The Coca-Cola Co.	3,118,102	126,096
		377,352
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	4,638,272	255,059
Kroger Co.	776,900	25,746
Whole Foods Market, Inc.	1,058,713	91,843
		372,648
Food Products - 0.8%
Mead Johnson Nutrition Co. Class A	431,900	33,451
Nestle SA	523,487	37,857
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,048,300	42,940
		114,248
Household Products - 3.0%
Colgate-Palmolive Co.	1,017,216	120,062
Energizer Holdings, Inc.	313,000	31,215
Kimberly-Clark Corp.	88,538	8,675
Procter & Gamble Co.	3,463,300	266,882
Reckitt Benckiser Group PLC	266,800	19,126
		445,960
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Herbalife Ltd.	997,200	$ 37,345
TOTAL CONSUMER STAPLES		1,347,553
ENERGY - 9.0%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	1,399,100	91,221
Ensco PLC Class A	1,400,000	84,000
National Oilwell Varco, Inc.	1,102,800	78,023
		253,244
Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	2,587,500	226,277
Cabot Oil & Gas Corp.	1,251,418	84,608
Canadian Natural Resources Ltd.	1,180,500	37,849
Chevron Corp.	830,500	98,680
Cobalt International Energy, Inc. (a)	580,000	16,356
Concho Resources, Inc. (a)	172,700	16,826
Exxon Mobil Corp.	2,266,224	204,209
Marathon Oil Corp.	1,615,200	54,465
Marathon Petroleum Corp.	389,300	34,881
Murphy Oil Corp.	760,200	48,448
Peabody Energy Corp.	1,397,600	29,559
Phillips 66	689,900	48,272
Suncor Energy, Inc.	2,121,200	63,562
The Williams Companies, Inc.	2,701,900	101,213
		1,065,205
TOTAL ENERGY		1,318,449
FINANCIALS - 18.4%
Capital Markets - 3.2%
BlackRock, Inc. Class A	295,600	75,934
Charles Schwab Corp.	3,343,368	59,144
Goldman Sachs Group, Inc.	719,500	105,874
KKR & Co. LP	2,017,569	38,979
Morgan Stanley	3,139,468	69,006
TD Ameritrade Holding Corp.	907,876	18,720
The Blackstone Group LP	3,647,900	72,155
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG (NY Shares)	2,534,200	$ 39,001
Virtus Investment Partners, Inc. (a)	8,000	1,490
		480,303
Commercial Banks - 3.7%
Barclays PLC sponsored ADR	786,900	13,975
Comerica, Inc.	1,682,200	60,475
U.S. Bancorp	4,136,759	140,360
Wells Fargo & Co.	9,156,155	338,686
		553,496
Consumer Finance - 1.0%
Capital One Financial Corp.	1,023,800	56,258
SLM Corp.	4,125,400	84,488
		140,746
Diversified Financial Services - 4.8%
Bank of America Corp.	17,815,400	216,992
Citigroup, Inc.	6,533,716	289,052
JPMorgan Chase & Co.	4,132,298	196,119
		702,163
Insurance - 4.0%
American International Group, Inc. (a)	2,551,400	99,045
Berkshire Hathaway, Inc. Class B (a)	3,363,766	350,504
Genworth Financial, Inc. Class A (a)	1,947,700	19,477
MetLife, Inc.	3,048,321	115,897
		584,923
Real Estate Investment Trusts - 0.7%
American Tower Corp.	1,378,261	106,016
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	2,993,500	75,586
Rialto Real Estate Fund, LP (e)(f)(g)	500,000	40,891
RREF CMBS AIV, LP (a)(e)(g)(h)	500,000	18,361
RREF Midtown Colony REIT, Inc.(e)(g)(i)	500,000	1,397
		136,235
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	2,215,400	10,966
TOTAL FINANCIALS		2,714,848
HEALTH CARE - 12.3%
Biotechnology - 6.6%
Acorda Therapeutics, Inc. (a)	1,925,451	61,672
Alexion Pharmaceuticals, Inc. (a)	628,860	57,943
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alkermes PLC (a)	711,100	$ 16,860
Alnylam Pharmaceuticals, Inc. (a)	383,971	9,357
Amgen, Inc.	2,759,266	282,852
Amicus Therapeutics, Inc. (a)(d)	1,786,268	5,662
ARIAD Pharmaceuticals, Inc. (a)	1,108,371	20,050
Biogen Idec, Inc. (a)	653,704	126,106
BioMarin Pharmaceutical, Inc. (a)	482,539	30,043
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Elan Corp. PLC sponsored ADR (a)	1,876,700	22,145
Exelixis, Inc. (a)(d)	1,634,784	7,553
Gilead Sciences, Inc. (a)	5,055,200	247,351
Infinity Pharmaceuticals, Inc. (a)	327,490	15,873
KaloBios Pharmaceuticals, Inc.	762,146	4,116
KaloBios Pharmaceuticals, Inc.	366,900	2,201
Lexicon Pharmaceuticals, Inc. (a)	2,689,700	5,864
Medivation, Inc. (a)	289,200	13,526
Neurocrine Biosciences, Inc. (a)	1,329,193	16,136
Prothena Corp. PLC (a)	85,929	575
Synageva BioPharma Corp. (a)	268,420	14,742
Theravance, Inc. (a)	60,691	1,434
Threshold Pharmaceuticals, Inc. (a)	2,613,700	12,049
		974,110
Health Care Equipment & Supplies - 0.7%
Alere, Inc. (a)	2,897,511	73,973
Boston Scientific Corp. (a)	2,918,000	22,790
		96,763
Health Care Technology - 0.9%
athenahealth, Inc. (a)(d)	448,000	43,474
Cerner Corp. (a)	945,600	89,596
		133,070
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	141,600	7,646
Pharmaceuticals - 4.0%
AbbVie, Inc.	198,400	8,091
Allergan, Inc.	89,100	9,946
Eli Lilly & Co.	1,728,779	98,177
Endo Health Solutions, Inc. (a)	927,700	28,536
Merck & Co., Inc.	4,103,500	181,498
Pfizer, Inc.	5,803,400	167,486
Valeant Pharmaceuticals International, Inc. (Canada) (a)	707,700	53,127
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
ViroPharma, Inc. (a)	620,100	$ 15,602
Warner Chilcott PLC	2,601,500	35,250
		597,713
TOTAL HEALTH CARE		1,809,302
INDUSTRIALS - 9.0%
Aerospace & Defense - 1.7%
Esterline Technologies Corp. (a)	477,760	36,166
Textron, Inc.	2,669,810	79,587
United Technologies Corp.	1,509,000	140,986
		256,739
Airlines - 0.4%
Delta Air Lines, Inc. (a)	2,650,400	43,758
SkyWest, Inc.	91,486	1,468
US Airways Group, Inc. (a)	1,018,500	17,284
		62,510
Construction & Engineering - 0.3%
EMCOR Group, Inc.	948,000	40,186
Electrical Equipment - 0.7%
AMETEK, Inc.	849,478	36,833
Hubbell, Inc. Class B	395,900	38,446
Regal-Beloit Corp.	357,619	29,167
		104,446
Industrial Conglomerates - 2.6%
Danaher Corp.	1,238,500	76,973
General Electric Co.	13,147,578	303,972
Koninklijke Philips Electronics NV	240,100	7,105
		388,050
Machinery - 2.1%
Cummins, Inc.	808,670	93,652
ExOne Co. (d)	29,400	985
Illinois Tool Works, Inc.	1,403,800	85,548
Ingersoll-Rand PLC	1,211,011	66,618
Manitowoc Co., Inc.	1,828,500	37,594
Timken Co.	530,200	29,999
		314,396
Professional Services - 1.0%
Advisory Board Co. (a)	404,000	21,218
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Bureau Veritas SA	291,900	$ 36,332
Manpower, Inc.	923,920	52,405
Michael Page International PLC	2,215,200	14,197
SGS SA (Reg.)	5,990	14,689
		138,841
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	298,100	22,202
Quality Distribution, Inc. (a)	663,537	5,580
		27,782
TOTAL INDUSTRIALS		1,332,950
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 1.9%
Juniper Networks, Inc. (a)	3,690,800	68,427
Motorola Solutions, Inc.	2,034,527	130,271
QUALCOMM, Inc.	1,150,600	77,033
		275,731
Computers & Peripherals - 2.1%
Apple, Inc.	675,959	299,200
Fusion-io, Inc. (a)	21,900	359
Stratasys Ltd. (a)	223,500	16,588
		316,147
Internet Software & Services - 5.5%
Cornerstone OnDemand, Inc. (a)	1,364,200	46,519
E2open, Inc.	2,400	48
eBay, Inc. (a)	2,711,400	147,012
Facebook, Inc. Class A	2,663,600	68,135
Google, Inc. Class A (a)	623,900	495,403
LinkedIn Corp. (a)	251,900	44,350
Mail.Ru Group Ltd. GDR (Reg. S)	377,000	10,443
Marin Software, Inc.	45,846	753
		812,663
IT Services - 3.7%
Accenture PLC Class A	1,546,673	117,501
Cognizant Technology Solutions Corp. Class A (a)	2,176,859	166,769
EPAM Systems, Inc. (a)	243,200	5,650
MasterCard, Inc. Class A	27,800	15,043
Maximus, Inc.	320,500	25,630
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc.	1,694,040	$ 41,978
Visa, Inc. Class A	995,000	168,991
		541,562
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	4,563,900	61,521
ASML Holding NV	553,903	37,671
NXP Semiconductors NV (a)	770,000	23,300
Samsung Electronics Co. Ltd.	27,166	37,308
Skyworks Solutions, Inc. (a)	3,369,300	74,226
		234,026
Software - 4.5%
Aspen Technology, Inc. (a)	515,100	16,633
Citrix Systems, Inc. (a)	394,700	28,482
Guidewire Software, Inc. (a)	1,025,278	39,412
MICROS Systems, Inc. (a)	1,144,000	52,063
Nuance Communications, Inc. (a)	1,544,300	31,164
Oracle Corp.	6,617,400	214,007
salesforce.com, Inc. (a)	951,279	170,117
Sourcefire, Inc. (a)	1,145,958	67,875
Ultimate Software Group, Inc. (a)	309,600	32,248
Workday, Inc. Class A	248,800	15,334
		667,335
TOTAL INFORMATION TECHNOLOGY		2,847,464
MATERIALS - 5.4%
Chemicals - 4.3%
Albemarle Corp.	475,500	29,728
Eastman Chemical Co.	481,600	33,649
LyondellBasell Industries NV Class A	1,609,219	101,847
Monsanto Co.	2,409,584	254,524
Praxair, Inc.	1,596,532	178,077
W.R. Grace & Co. (a)	403,405	31,268
		629,093
Construction Materials - 0.5%
Vulcan Materials Co.	1,582,700	81,826
Metals & Mining - 0.6%
Commercial Metals Co.	1,681,587	26,653
Goldcorp, Inc.	1,029,801	34,649
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Ivanplats Ltd. Class A (g)	2,434,971	$ 9,363
Turquoise Hill Resources Ltd. (a)	2,174,413	13,849
		84,514
Paper & Forest Products - 0.0%
Boise Cascade Co.	76,700	2,603
TOTAL MATERIALS		798,036
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	1,028,763	74,092
UTILITIES - 1.1%
Multi-Utilities - 1.1%
Sempra Energy	2,082,800	166,499
TOTAL COMMON STOCKS (Cost $12,161,778)		14,479,932
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
bluebird bio (g)	3,434,424	2,666
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.1%
HubSpot, Inc. (g)	2,670,845	15,000
Software - 0.1%
DocuSign, Inc. Series D (g)	2,371,047	11,000
TOTAL INFORMATION TECHNOLOGY		26,000
TOTAL CONVERTIBLE PREFERRED STOCKS		28,666
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	189,200	$ 37,592
TOTAL PREFERRED STOCKS (Cost $68,353)		66,258
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.15% (b)	240,313,933	240,314
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	15,499,775	15,500
TOTAL MONEY MARKET FUNDS (Cost $255,814)		255,814
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/28/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $3,896)	$ 3,896	3,896
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $12,489,841)		14,805,900
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(40,222)
NET ASSETS - 100%		$ 14,765,678
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $98,678,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
bluebird bio	7/23/12	$ 1,711
DocuSign, Inc. Series D	6/29/12	$ 11,000
HubSpot, Inc.	10/25/12	$ 15,000
Ivanplats Ltd. Class A	10/23/12	$ 11,793
Rialto Real Estate Fund LP	2/24/11- 8/17/12	$ 33,049
RREF CMBS AIV, LP	8/10/11- 8/17/12	$ 15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$ 1,423
(h) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.
(i) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,896,000 due 4/01/13 at 0.15%
Barclays Capital, Inc.	$ 611
Citibank NA	1,710
Merrill Lynch, Pierce, Fenner & Smith, Inc.	428
UBS Securities LLC	1,147
$ 3,896
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 467
Fidelity Securities Lending Cash Central Fund	1,478
Total	$ 1,945
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amicus Therapeutics, Inc.	$ 23,041	$ 2,349	$ 15,336	$ -	$ -
Brinker International, Inc.	40,967	111,837	36,847	3,139	147,919
MYR Group, Inc.	18,523	-	6,814	-	-
Rialto Real Estate Fund LP	38,476	11,055	10,708	5,002	40,891
RREF CMBS AIV, LP	11,454	5,995	-	-	18,361
RREF Midtown Colony REIT, Inc.	-	1,423	-	-	1,397
Schiff Nutrition International, Inc.	18,310	12,019	73,264	-	-
Select Comfort Corp.	-	109,341	85,420	-	-
Total	$ 150,771	$ 254,019	$ 228,389	$ 8,141	$ 208,568
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,108,331	$ 2,108,331	$ -	$ -
Consumer Staples	1,347,553	1,347,553	-	-
Energy	1,318,449	1,318,449	-	-
Financials	2,714,848	2,654,199	-	60,649
Health Care	1,811,968	1,805,186	4,116	2,666
Industrials	1,332,950	1,332,950	-	-
Information Technology	2,873,464	2,847,464	-	26,000
Materials	798,036	788,673	9,363	-
Telecommunication Services	74,092	74,092	-	-
Utilities	166,499	166,499	-	-
Money Market Funds	255,814	255,814	-	-
Cash Equivalents	3,896	-	3,896	-
Total Investments in Securities:	$ 14,805,900	$ 14,699,210	$ 17,375	$ 89,315

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2013

Assets
Investment in securities, at value (including securities loaned of $15,538 and repurchase agreements of $3,896) - See accompanying schedule: Unaffiliated issuers (cost $12,061,230)	$ 14,341,518
Fidelity Central Funds (cost $255,814)	255,814
Other affiliated issuers (cost $172,797)	208,568
Total Investments (cost $12,489,841)		$ 14,805,900
Receivable for investments sold		197,579
Receivable for fund shares sold		1,717
Dividends receivable		14,375
Distributions receivable from Fidelity Central Funds		116
Prepaid expenses		16
Receivable from investment adviser for expense reductions		16
Other receivables		1,916
Total assets		15,021,635

Liabilities
Payable to custodian bank	$ 6,091
Payable for investments purchased	188,297
Payable for fund shares redeemed	38,731
Accrued management fee	3,743
Other affiliated payables	1,969
Other payables and accrued expenses	1,626
Collateral on securities loaned, at value	15,500
Total liabilities		255,957

Net Assets		$ 14,765,678
Net Assets consist of:
Paid in capital		$ 12,419,966
Undistributed net investment income		9,247
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		20,432
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,316,033
Net Assets		$ 14,765,678

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2013

Magellan: Net Asset Value, offering price and redemption price per share ($12,341,246 ÷ 154,346 shares)	$ 79.96

Class K: Net Asset Value, offering price and redemption price per share ($2,424,432 ÷ 30,348 shares)	$ 79.89

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended March 31, 2013

Investment Income
Dividends (including $8,141 earned from other affiliated issuers)		$ 253,569
Interest		448
Income from Fidelity Central Funds		1,945
Total income		255,962

Expenses
Management fee Basic fee	$ 82,213
Performance adjustment	(39,902)
Transfer agent fees	22,354
Accounting and security lending fees	1,493
Custodian fees and expenses	291
Independent trustees' compensation	105
Appreciation in deferred trustee compensation account	3
Registration fees	132
Audit	218
Legal	65
Miscellaneous	162
Total expenses before reductions	67,134
Expense reductions	(2,360)	64,774
Net investment income (loss)		191,188
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,448,985
Other affiliated issuers	31,764
Foreign currency transactions	72
Futures contracts	(5,404)
Total net realized gain (loss)		1,475,417
Change in net unrealized appreciation (depreciation) on: Investment securities	(257,176)
Assets and liabilities in foreign currencies	(45)
Total change in net unrealized appreciation (depreciation)		(257,221)
Net gain (loss)		1,218,196
Net increase (decrease) in net assets resulting from operations		$ 1,409,384

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 191,188	$ 126,947
Net realized gain (loss)	1,475,417	1,202,000
Change in net unrealized appreciation (depreciation)	(257,221)	(2,242,835)
Net increase (decrease) in net assets resulting from operations	1,409,384	(913,888)
Distributions to shareholders from net investment income	(201,835)	(109,872)
Distributions to shareholders from net realized gain	(4,097)	(6,512)
Total distributions	(205,932)	(116,384)
Share transactions - net increase (decrease)	(2,916,170)	(5,372,611)
Total increase (decrease) in net assets	(1,712,718)	(6,402,883)

Net Assets
Beginning of period	16,478,396	22,881,279
End of period (including undistributed net investment income of $9,247 and undistributed net investment income of $30,178, respectively)	$ 14,765,678	$ 16,478,396

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Magellan

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 73.30	$ 75.56	$ 67.56	$ 44.63	$ 82.26
Income from Investment Operations
Net investment income (loss) B	.93	.47	.56 E	.29	.32
Net realized and unrealized gain (loss)	6.75	(2.30)	8.05	23.02	(34.98)
Total from investment operations	7.68	(1.83)	8.61	23.31	(34.66)
Distributions from net investment income	(1.00)	(.41)	(.54)	(.36)	(.11)
Distributions from net realized gain	(.02)	(.02)	(.07)	(.02)	(2.86)
Total distributions	(1.02)	(.43)	(.61)	(.38)	(2.97)
Net asset value, end of period	$ 79.96	$ 73.30	$ 75.56	$ 67.56	$ 44.63
Total Return A	10.63%	(2.36)%	12.82%	52.33%	(43.81)%
Ratios to Average Net Assets C,F
Expenses before reductions	.47%	.54%	.60%	.75%	.71%
Expenses net of fee waivers, if any	.47%	.54%	.60%	.75%	.71%
Expenses net of all reductions	.46%	.53%	.59%	.74%	.71%
Net investment income (loss)	1.27%	.69%	.83% E	.49%	.51%
Supplemental Data
Net assets, end of period (in millions)	$ 12,341	$ 13,665	$ 19,398	$ 22,628	$ 17,225
Portfolio turnover rate D	88%	99%	42%	39%	67%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended March 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 73.24	$ 75.51	$ 67.53	$ 44.61	$ 85.82
Income from Investment Operations
Net investment income (loss) D	1.02	.56	.65 G	.38	.30
Net realized and unrealized gain (loss)	6.75	(2.30)	8.04	23.02	(41.32)
Total from investment operations	7.77	(1.74)	8.69	23.40	(41.02)
Distributions from net investment income	(1.10)	(.50)	(.64)	(.46)	(.19)
Distributions from net realized gain	(.02)	(.02)	(.07)	(.02)	-
Total distributions	(1.12)	(.53) J	(.71)	(.48)	(.19)
Net asset value, end of period	$ 79.89	$ 73.24	$ 75.51	$ 67.53	$ 44.61
Total Return B,C	10.77%	(2.23)%	12.97%	52.59%	(47.79)%
Ratios to Average Net Assets E,I
Expenses before reductions	.35%	.42%	.46%	.59%	.55% A
Expenses net of fee waivers, if any	.35%	.42%	.46%	.59%	.55% A
Expenses net of all reductions	.34%	.41%	.46%	.58%	.55% A
Net investment income (loss)	1.40%	.82%	.97% G	.65%	.79% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,424	$ 2,814	$ 3,483	$ 2,495	$ 1,415
Portfolio turnover rate F	88%	99%	42%	39%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .77%.

H For the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.53 per share is comprised of distributions from net investment income of $.504 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, partnerships, deferred trustee compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,500,434
Gross unrealized depreciation	(222,639)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,277,795

Tax Cost	$ 12,528,105

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 10,724
Undistributed long-term capital gain	$ 58,696
Net unrealized appreciation (depreciation)	$ 2,277,769

The tax character of distributions paid was as follows:

	March 31, 2013	March 31, 2012
Ordinary Income	$ 205,932	$ 116,384

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(5,404) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,815,253 and $15,668,585, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .29% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Magellan	$ 21,148.17
Class K	1,206.05
	$ 22,354

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $318 for the period.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $570. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,478, including $53 from securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $17,316. The weighted average interest rate was .66%. The interest expense amounted to three hundred seventeen dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,344 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by three hundred thirty-four dollars.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $16.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2013	2012
From net investment income
Magellan	$ 166,004	$ 88,381
Class K	35,831	21,491
Total	$ 201,835	$ 109,872
From net realized gain
Magellan	$ 3,417	$ 5,520
Class K	680	992
Total	$ 4,097	$ 6,512

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2013	2012	2013	2012
Magellan
Shares sold	3,516	6,338	$ 256,383	$ 433,996
Reinvestment of distributions	2,238	1,358	161,604	89,962
Shares redeemed	(37,834)	(78,006)	(2,743,347)	(5,386,827)
Net increase (decrease)	(32,080)	(70,310)	$ (2,325,360)	$ (4,862,869)
Class K
Shares sold	7,910	13,283	$ 566,429	$ 902,426
Reinvestment of distributions	506	341	36,510	22,483
Shares redeemed	(16,489)	(21,336)	(1,193,749)	(1,434,651)
Net increase (decrease)	(8,073)	(7,712)	$ (590,810)	$ (509,742)

Annual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at March 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 14, 2013

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 234 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (1942)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (1947)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (1958)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Hebble served as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Magellan Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Magellan	05/06/13	05/03/13	$0.057	$0.323

The fund hereby designates as capital gain dividend with respect to the taxable year ended March 31, 2013, $80,311,695, or, if subsequently determined to be different, the net capital gain of such year.

A percentage of the dividends distributed during the fiscal year qualifies for the dividend-received deduction for corporate shareholders:

	May 4, 2012	December 7, 2012	December 27, 2012
Magellan	100%	98%	96%

Magellan designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MAG-UANN-0513
1.927080.102

Fidelity®

Magellan®

Fund -

Class K

Annual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class K A	10.77%	0.99%	5.60%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Magellan® Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Magellan® Fund - Class K on March 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets extended a four-year bull run and two major equity benchmarks reached record territory during the year ending March 31, 2013, as gains in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the period. Optimism over the nation's jobs picture and housing market teamed up with solid corporate earnings to make stocks a favorite with investors during the 12-month period. The broad-based S&P 500® Index finished the year up 13.96%, closing at an all-time high at the end of the period, while the blue-chip-laden Dow Jones Industrial AverageSM - which broke its own record in early March - gained 13.37% for the full 12 months. The technology-heavy Nasdaq Composite Index® advanced a more modest 7.14%, curtailed by the weak performance of consumer electronics giant Apple, a large index component. During the year, markets shrugged off an early decline brought on by debt woes in Europe, and another dip later in the period amid pre-election jitters and Congressional gridlock over the federal budget. The year's gains were broad-based, with eight of the 10 sectors in the S&P 500® posting a double-digit increase, led by telecommunication services and health care, while technology fell 1%. Despite the headwind of a stronger U.S. dollar, foreign developed-markets stocks rose strongly, with the MSCI® EAFE® Index adding 11.40%.

Comments from Jeffrey Feingold, Portfolio Manager of Fidelity® Magellan® Fund: For the year, the fund's Class K shares returned 10.77%, lagging the S&P 500®. The fund's focus on companies with faster sales and/or earnings growth than the market hindered relative performance, as investors favored higher-quality, dividend-paying stocks. More specifically, largely avoiding some strong-performing traditional media stocks within consumer discretionary detracted. Individual disappointments included diversified financials leader JPMorgan Chase, whose return was hampered by a sizable trading loss last May, and global nutritional supplements distributor Herbalife, whose shares sank amid scrutiny of its multilevel marketing operations. Not owning high-quality, large-cap pharmaceuticals firm and index component Merck for the full period also hurt. By contrast, security selection in utilities and energy helped. Individual contributors included semiconductor manufacturer Intel, a poor-performing index component that the fund largely avoided, and high-growth biotechnology leader Gilead Sciences, whose shares soared after a good readout for a new drug. Herbalife was not in the index, and Intel was not in the fund at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Magellan	.48%
Actual		$ 1,000.00	$ 1,081.70	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.54	$ 2.42
Class K	.36%
Actual		$ 1,000.00	$ 1,082.30	$ 1.87
HypotheticalA		$ 1,000.00	$ 1,023.14	$ 1.82

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	3.3	3.1
Berkshire Hathaway, Inc. Class B	2.4	2.0
Wells Fargo & Co.	2.3	2.2
General Electric Co.	2.1	2.9
Apple, Inc.	2.0	7.3
Citigroup, Inc.	2.0	1.7
Amgen, Inc.	1.9	1.5
Procter & Gamble Co.	1.8	1.1
Home Depot, Inc.	1.7	1.3
CVS Caremark Corp.	1.7	1.3
	21.2
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.5	24.4
Financials	18.4	13.7
Consumer Discretionary	14.3	13.0
Health Care	12.3	9.6
Consumer Staples	9.1	10.3
Asset Allocation (% of fund's net assets)
As of March 31, 2013 *		As of September 30, 2012 **
	Stocks 98.4%		Stocks 98.6%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.2%
* Foreign investments	8.9%	** Foreign investments	6.8%

Annual Report

Investments March 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.3%
Delphi Automotive PLC	1,110,700	$ 49,315
Automobiles - 0.1%
Tesla Motors, Inc. (a)	456,800	17,308
Diversified Consumer Services - 0.2%
Kroton Educacional SA	1,977,600	25,327
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc. (e)	3,928,800	147,919
Dunkin' Brands Group, Inc.	997,998	36,806
Las Vegas Sands Corp.	654,400	36,875
		221,600
Household Durables - 1.4%
D.R. Horton, Inc.	2,244,711	54,546
Lennar Corp. Class A	1,133,085	47,000
Ryland Group, Inc.	358,660	14,927
Toll Brothers, Inc. (a)	1,614,354	55,275
Whirlpool Corp.	332,300	39,364
		211,112
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	528,604	140,868
Liberty Media Corp. Interactive Series A (a)	1,384,700	29,605
priceline.com, Inc. (a)	202,800	139,512
		309,985
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	791,500	73,206
Media - 1.8%
CBS Corp. Class B	1,314,900	61,393
Comcast Corp. Class A	4,658,300	195,695
		257,088
Multiline Retail - 0.5%
Macy's, Inc.	1,515,606	63,413
PPR SA	68,600	15,072
		78,485
Specialty Retail - 4.4%
American Eagle Outfitters, Inc.	1,987,000	37,157
Home Depot, Inc.	3,692,600	257,670
L Brands, Inc.	2,607,148	116,435
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	1,463,003	$ 88,687
TJX Companies, Inc.	3,123,500	146,024
		645,973
Textiles, Apparel & Luxury Goods - 1.2%
lululemon athletica, Inc. (a)	662,500	41,307
Michael Kors Holdings Ltd. (a)	263,000	14,936
PVH Corp.	184,304	19,686
Ralph Lauren Corp.	274,100	46,408
VF Corp.	351,730	59,003
		181,340
TOTAL CONSUMER DISCRETIONARY		2,070,739
CONSUMER STAPLES - 9.1%
Beverages - 2.6%
Anheuser-Busch InBev SA NV	419,060	41,497
Beam, Inc.	755,900	48,030
Dr. Pepper Snapple Group, Inc.	1,999,706	93,886
Pernod Ricard SA	239,400	29,831
SABMiller PLC	722,200	38,012
The Coca-Cola Co.	3,118,102	126,096
		377,352
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	4,638,272	255,059
Kroger Co.	776,900	25,746
Whole Foods Market, Inc.	1,058,713	91,843
		372,648
Food Products - 0.8%
Mead Johnson Nutrition Co. Class A	431,900	33,451
Nestle SA	523,487	37,857
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,048,300	42,940
		114,248
Household Products - 3.0%
Colgate-Palmolive Co.	1,017,216	120,062
Energizer Holdings, Inc.	313,000	31,215
Kimberly-Clark Corp.	88,538	8,675
Procter & Gamble Co.	3,463,300	266,882
Reckitt Benckiser Group PLC	266,800	19,126
		445,960
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Herbalife Ltd.	997,200	$ 37,345
TOTAL CONSUMER STAPLES		1,347,553
ENERGY - 9.0%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	1,399,100	91,221
Ensco PLC Class A	1,400,000	84,000
National Oilwell Varco, Inc.	1,102,800	78,023
		253,244
Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	2,587,500	226,277
Cabot Oil & Gas Corp.	1,251,418	84,608
Canadian Natural Resources Ltd.	1,180,500	37,849
Chevron Corp.	830,500	98,680
Cobalt International Energy, Inc. (a)	580,000	16,356
Concho Resources, Inc. (a)	172,700	16,826
Exxon Mobil Corp.	2,266,224	204,209
Marathon Oil Corp.	1,615,200	54,465
Marathon Petroleum Corp.	389,300	34,881
Murphy Oil Corp.	760,200	48,448
Peabody Energy Corp.	1,397,600	29,559
Phillips 66	689,900	48,272
Suncor Energy, Inc.	2,121,200	63,562
The Williams Companies, Inc.	2,701,900	101,213
		1,065,205
TOTAL ENERGY		1,318,449
FINANCIALS - 18.4%
Capital Markets - 3.2%
BlackRock, Inc. Class A	295,600	75,934
Charles Schwab Corp.	3,343,368	59,144
Goldman Sachs Group, Inc.	719,500	105,874
KKR & Co. LP	2,017,569	38,979
Morgan Stanley	3,139,468	69,006
TD Ameritrade Holding Corp.	907,876	18,720
The Blackstone Group LP	3,647,900	72,155
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG (NY Shares)	2,534,200	$ 39,001
Virtus Investment Partners, Inc. (a)	8,000	1,490
		480,303
Commercial Banks - 3.7%
Barclays PLC sponsored ADR	786,900	13,975
Comerica, Inc.	1,682,200	60,475
U.S. Bancorp	4,136,759	140,360
Wells Fargo & Co.	9,156,155	338,686
		553,496
Consumer Finance - 1.0%
Capital One Financial Corp.	1,023,800	56,258
SLM Corp.	4,125,400	84,488
		140,746
Diversified Financial Services - 4.8%
Bank of America Corp.	17,815,400	216,992
Citigroup, Inc.	6,533,716	289,052
JPMorgan Chase & Co.	4,132,298	196,119
		702,163
Insurance - 4.0%
American International Group, Inc. (a)	2,551,400	99,045
Berkshire Hathaway, Inc. Class B (a)	3,363,766	350,504
Genworth Financial, Inc. Class A (a)	1,947,700	19,477
MetLife, Inc.	3,048,321	115,897
		584,923
Real Estate Investment Trusts - 0.7%
American Tower Corp.	1,378,261	106,016
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	2,993,500	75,586
Rialto Real Estate Fund, LP (e)(f)(g)	500,000	40,891
RREF CMBS AIV, LP (a)(e)(g)(h)	500,000	18,361
RREF Midtown Colony REIT, Inc.(e)(g)(i)	500,000	1,397
		136,235
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	2,215,400	10,966
TOTAL FINANCIALS		2,714,848
HEALTH CARE - 12.3%
Biotechnology - 6.6%
Acorda Therapeutics, Inc. (a)	1,925,451	61,672
Alexion Pharmaceuticals, Inc. (a)	628,860	57,943
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alkermes PLC (a)	711,100	$ 16,860
Alnylam Pharmaceuticals, Inc. (a)	383,971	9,357
Amgen, Inc.	2,759,266	282,852
Amicus Therapeutics, Inc. (a)(d)	1,786,268	5,662
ARIAD Pharmaceuticals, Inc. (a)	1,108,371	20,050
Biogen Idec, Inc. (a)	653,704	126,106
BioMarin Pharmaceutical, Inc. (a)	482,539	30,043
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Elan Corp. PLC sponsored ADR (a)	1,876,700	22,145
Exelixis, Inc. (a)(d)	1,634,784	7,553
Gilead Sciences, Inc. (a)	5,055,200	247,351
Infinity Pharmaceuticals, Inc. (a)	327,490	15,873
KaloBios Pharmaceuticals, Inc.	762,146	4,116
KaloBios Pharmaceuticals, Inc.	366,900	2,201
Lexicon Pharmaceuticals, Inc. (a)	2,689,700	5,864
Medivation, Inc. (a)	289,200	13,526
Neurocrine Biosciences, Inc. (a)	1,329,193	16,136
Prothena Corp. PLC (a)	85,929	575
Synageva BioPharma Corp. (a)	268,420	14,742
Theravance, Inc. (a)	60,691	1,434
Threshold Pharmaceuticals, Inc. (a)	2,613,700	12,049
		974,110
Health Care Equipment & Supplies - 0.7%
Alere, Inc. (a)	2,897,511	73,973
Boston Scientific Corp. (a)	2,918,000	22,790
		96,763
Health Care Technology - 0.9%
athenahealth, Inc. (a)(d)	448,000	43,474
Cerner Corp. (a)	945,600	89,596
		133,070
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	141,600	7,646
Pharmaceuticals - 4.0%
AbbVie, Inc.	198,400	8,091
Allergan, Inc.	89,100	9,946
Eli Lilly & Co.	1,728,779	98,177
Endo Health Solutions, Inc. (a)	927,700	28,536
Merck & Co., Inc.	4,103,500	181,498
Pfizer, Inc.	5,803,400	167,486
Valeant Pharmaceuticals International, Inc. (Canada) (a)	707,700	53,127
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
ViroPharma, Inc. (a)	620,100	$ 15,602
Warner Chilcott PLC	2,601,500	35,250
		597,713
TOTAL HEALTH CARE		1,809,302
INDUSTRIALS - 9.0%
Aerospace & Defense - 1.7%
Esterline Technologies Corp. (a)	477,760	36,166
Textron, Inc.	2,669,810	79,587
United Technologies Corp.	1,509,000	140,986
		256,739
Airlines - 0.4%
Delta Air Lines, Inc. (a)	2,650,400	43,758
SkyWest, Inc.	91,486	1,468
US Airways Group, Inc. (a)	1,018,500	17,284
		62,510
Construction & Engineering - 0.3%
EMCOR Group, Inc.	948,000	40,186
Electrical Equipment - 0.7%
AMETEK, Inc.	849,478	36,833
Hubbell, Inc. Class B	395,900	38,446
Regal-Beloit Corp.	357,619	29,167
		104,446
Industrial Conglomerates - 2.6%
Danaher Corp.	1,238,500	76,973
General Electric Co.	13,147,578	303,972
Koninklijke Philips Electronics NV	240,100	7,105
		388,050
Machinery - 2.1%
Cummins, Inc.	808,670	93,652
ExOne Co. (d)	29,400	985
Illinois Tool Works, Inc.	1,403,800	85,548
Ingersoll-Rand PLC	1,211,011	66,618
Manitowoc Co., Inc.	1,828,500	37,594
Timken Co.	530,200	29,999
		314,396
Professional Services - 1.0%
Advisory Board Co. (a)	404,000	21,218
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Bureau Veritas SA	291,900	$ 36,332
Manpower, Inc.	923,920	52,405
Michael Page International PLC	2,215,200	14,197
SGS SA (Reg.)	5,990	14,689
		138,841
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	298,100	22,202
Quality Distribution, Inc. (a)	663,537	5,580
		27,782
TOTAL INDUSTRIALS		1,332,950
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 1.9%
Juniper Networks, Inc. (a)	3,690,800	68,427
Motorola Solutions, Inc.	2,034,527	130,271
QUALCOMM, Inc.	1,150,600	77,033
		275,731
Computers & Peripherals - 2.1%
Apple, Inc.	675,959	299,200
Fusion-io, Inc. (a)	21,900	359
Stratasys Ltd. (a)	223,500	16,588
		316,147
Internet Software & Services - 5.5%
Cornerstone OnDemand, Inc. (a)	1,364,200	46,519
E2open, Inc.	2,400	48
eBay, Inc. (a)	2,711,400	147,012
Facebook, Inc. Class A	2,663,600	68,135
Google, Inc. Class A (a)	623,900	495,403
LinkedIn Corp. (a)	251,900	44,350
Mail.Ru Group Ltd. GDR (Reg. S)	377,000	10,443
Marin Software, Inc.	45,846	753
		812,663
IT Services - 3.7%
Accenture PLC Class A	1,546,673	117,501
Cognizant Technology Solutions Corp. Class A (a)	2,176,859	166,769
EPAM Systems, Inc. (a)	243,200	5,650
MasterCard, Inc. Class A	27,800	15,043
Maximus, Inc.	320,500	25,630
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc.	1,694,040	$ 41,978
Visa, Inc. Class A	995,000	168,991
		541,562
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	4,563,900	61,521
ASML Holding NV	553,903	37,671
NXP Semiconductors NV (a)	770,000	23,300
Samsung Electronics Co. Ltd.	27,166	37,308
Skyworks Solutions, Inc. (a)	3,369,300	74,226
		234,026
Software - 4.5%
Aspen Technology, Inc. (a)	515,100	16,633
Citrix Systems, Inc. (a)	394,700	28,482
Guidewire Software, Inc. (a)	1,025,278	39,412
MICROS Systems, Inc. (a)	1,144,000	52,063
Nuance Communications, Inc. (a)	1,544,300	31,164
Oracle Corp.	6,617,400	214,007
salesforce.com, Inc. (a)	951,279	170,117
Sourcefire, Inc. (a)	1,145,958	67,875
Ultimate Software Group, Inc. (a)	309,600	32,248
Workday, Inc. Class A	248,800	15,334
		667,335
TOTAL INFORMATION TECHNOLOGY		2,847,464
MATERIALS - 5.4%
Chemicals - 4.3%
Albemarle Corp.	475,500	29,728
Eastman Chemical Co.	481,600	33,649
LyondellBasell Industries NV Class A	1,609,219	101,847
Monsanto Co.	2,409,584	254,524
Praxair, Inc.	1,596,532	178,077
W.R. Grace & Co. (a)	403,405	31,268
		629,093
Construction Materials - 0.5%
Vulcan Materials Co.	1,582,700	81,826
Metals & Mining - 0.6%
Commercial Metals Co.	1,681,587	26,653
Goldcorp, Inc.	1,029,801	34,649
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Ivanplats Ltd. Class A (g)	2,434,971	$ 9,363
Turquoise Hill Resources Ltd. (a)	2,174,413	13,849
		84,514
Paper & Forest Products - 0.0%
Boise Cascade Co.	76,700	2,603
TOTAL MATERIALS		798,036
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	1,028,763	74,092
UTILITIES - 1.1%
Multi-Utilities - 1.1%
Sempra Energy	2,082,800	166,499
TOTAL COMMON STOCKS (Cost $12,161,778)		14,479,932
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
bluebird bio (g)	3,434,424	2,666
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.1%
HubSpot, Inc. (g)	2,670,845	15,000
Software - 0.1%
DocuSign, Inc. Series D (g)	2,371,047	11,000
TOTAL INFORMATION TECHNOLOGY		26,000
TOTAL CONVERTIBLE PREFERRED STOCKS		28,666
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	189,200	$ 37,592
TOTAL PREFERRED STOCKS (Cost $68,353)		66,258
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.15% (b)	240,313,933	240,314
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	15,499,775	15,500
TOTAL MONEY MARKET FUNDS (Cost $255,814)		255,814
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/28/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $3,896)	$ 3,896	3,896
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $12,489,841)		14,805,900
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(40,222)
NET ASSETS - 100%		$ 14,765,678
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $98,678,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
bluebird bio	7/23/12	$ 1,711
DocuSign, Inc. Series D	6/29/12	$ 11,000
HubSpot, Inc.	10/25/12	$ 15,000
Ivanplats Ltd. Class A	10/23/12	$ 11,793
Rialto Real Estate Fund LP	2/24/11- 8/17/12	$ 33,049
RREF CMBS AIV, LP	8/10/11- 8/17/12	$ 15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$ 1,423
(h) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.
(i) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,896,000 due 4/01/13 at 0.15%
Barclays Capital, Inc.	$ 611
Citibank NA	1,710
Merrill Lynch, Pierce, Fenner & Smith, Inc.	428
UBS Securities LLC	1,147
$ 3,896
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 467
Fidelity Securities Lending Cash Central Fund	1,478
Total	$ 1,945
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amicus Therapeutics, Inc.	$ 23,041	$ 2,349	$ 15,336	$ -	$ -
Brinker International, Inc.	40,967	111,837	36,847	3,139	147,919
MYR Group, Inc.	18,523	-	6,814	-	-
Rialto Real Estate Fund LP	38,476	11,055	10,708	5,002	40,891
RREF CMBS AIV, LP	11,454	5,995	-	-	18,361
RREF Midtown Colony REIT, Inc.	-	1,423	-	-	1,397
Schiff Nutrition International, Inc.	18,310	12,019	73,264	-	-
Select Comfort Corp.	-	109,341	85,420	-	-
Total	$ 150,771	$ 254,019	$ 228,389	$ 8,141	$ 208,568
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,108,331	$ 2,108,331	$ -	$ -
Consumer Staples	1,347,553	1,347,553	-	-
Energy	1,318,449	1,318,449	-	-
Financials	2,714,848	2,654,199	-	60,649
Health Care	1,811,968	1,805,186	4,116	2,666
Industrials	1,332,950	1,332,950	-	-
Information Technology	2,873,464	2,847,464	-	26,000
Materials	798,036	788,673	9,363	-
Telecommunication Services	74,092	74,092	-	-
Utilities	166,499	166,499	-	-
Money Market Funds	255,814	255,814	-	-
Cash Equivalents	3,896	-	3,896	-
Total Investments in Securities:	$ 14,805,900	$ 14,699,210	$ 17,375	$ 89,315

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2013

Assets
Investment in securities, at value (including securities loaned of $15,538 and repurchase agreements of $3,896) - See accompanying schedule: Unaffiliated issuers (cost $12,061,230)	$ 14,341,518
Fidelity Central Funds (cost $255,814)	255,814
Other affiliated issuers (cost $172,797)	208,568
Total Investments (cost $12,489,841)		$ 14,805,900
Receivable for investments sold		197,579
Receivable for fund shares sold		1,717
Dividends receivable		14,375
Distributions receivable from Fidelity Central Funds		116
Prepaid expenses		16
Receivable from investment adviser for expense reductions		16
Other receivables		1,916
Total assets		15,021,635

Liabilities
Payable to custodian bank	$ 6,091
Payable for investments purchased	188,297
Payable for fund shares redeemed	38,731
Accrued management fee	3,743
Other affiliated payables	1,969
Other payables and accrued expenses	1,626
Collateral on securities loaned, at value	15,500
Total liabilities		255,957

Net Assets		$ 14,765,678
Net Assets consist of:
Paid in capital		$ 12,419,966
Undistributed net investment income		9,247
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		20,432
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,316,033
Net Assets		$ 14,765,678

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2013

Magellan: Net Asset Value, offering price and redemption price per share ($12,341,246 ÷ 154,346 shares)	$ 79.96

Class K: Net Asset Value, offering price and redemption price per share ($2,424,432 ÷ 30,348 shares)	$ 79.89

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended March 31, 2013

Investment Income
Dividends (including $8,141 earned from other affiliated issuers)		$ 253,569
Interest		448
Income from Fidelity Central Funds		1,945
Total income		255,962

Expenses
Management fee Basic fee	$ 82,213
Performance adjustment	(39,902)
Transfer agent fees	22,354
Accounting and security lending fees	1,493
Custodian fees and expenses	291
Independent trustees' compensation	105
Appreciation in deferred trustee compensation account	3
Registration fees	132
Audit	218
Legal	65
Miscellaneous	162
Total expenses before reductions	67,134
Expense reductions	(2,360)	64,774
Net investment income (loss)		191,188
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,448,985
Other affiliated issuers	31,764
Foreign currency transactions	72
Futures contracts	(5,404)
Total net realized gain (loss)		1,475,417
Change in net unrealized appreciation (depreciation) on: Investment securities	(257,176)
Assets and liabilities in foreign currencies	(45)
Total change in net unrealized appreciation (depreciation)		(257,221)
Net gain (loss)		1,218,196
Net increase (decrease) in net assets resulting from operations		$ 1,409,384

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 191,188	$ 126,947
Net realized gain (loss)	1,475,417	1,202,000
Change in net unrealized appreciation (depreciation)	(257,221)	(2,242,835)
Net increase (decrease) in net assets resulting from operations	1,409,384	(913,888)
Distributions to shareholders from net investment income	(201,835)	(109,872)
Distributions to shareholders from net realized gain	(4,097)	(6,512)
Total distributions	(205,932)	(116,384)
Share transactions - net increase (decrease)	(2,916,170)	(5,372,611)
Total increase (decrease) in net assets	(1,712,718)	(6,402,883)

Net Assets
Beginning of period	16,478,396	22,881,279
End of period (including undistributed net investment income of $9,247 and undistributed net investment income of $30,178, respectively)	$ 14,765,678	$ 16,478,396

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Magellan

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 73.30	$ 75.56	$ 67.56	$ 44.63	$ 82.26
Income from Investment Operations
Net investment income (loss) B	.93	.47	.56 E	.29	.32
Net realized and unrealized gain (loss)	6.75	(2.30)	8.05	23.02	(34.98)
Total from investment operations	7.68	(1.83)	8.61	23.31	(34.66)
Distributions from net investment income	(1.00)	(.41)	(.54)	(.36)	(.11)
Distributions from net realized gain	(.02)	(.02)	(.07)	(.02)	(2.86)
Total distributions	(1.02)	(.43)	(.61)	(.38)	(2.97)
Net asset value, end of period	$ 79.96	$ 73.30	$ 75.56	$ 67.56	$ 44.63
Total Return A	10.63%	(2.36)%	12.82%	52.33%	(43.81)%
Ratios to Average Net Assets C,F
Expenses before reductions	.47%	.54%	.60%	.75%	.71%
Expenses net of fee waivers, if any	.47%	.54%	.60%	.75%	.71%
Expenses net of all reductions	.46%	.53%	.59%	.74%	.71%
Net investment income (loss)	1.27%	.69%	.83% E	.49%	.51%
Supplemental Data
Net assets, end of period (in millions)	$ 12,341	$ 13,665	$ 19,398	$ 22,628	$ 17,225
Portfolio turnover rate D	88%	99%	42%	39%	67%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended March 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 73.24	$ 75.51	$ 67.53	$ 44.61	$ 85.82
Income from Investment Operations
Net investment income (loss) D	1.02	.56	.65 G	.38	.30
Net realized and unrealized gain (loss)	6.75	(2.30)	8.04	23.02	(41.32)
Total from investment operations	7.77	(1.74)	8.69	23.40	(41.02)
Distributions from net investment income	(1.10)	(.50)	(.64)	(.46)	(.19)
Distributions from net realized gain	(.02)	(.02)	(.07)	(.02)	-
Total distributions	(1.12)	(.53) J	(.71)	(.48)	(.19)
Net asset value, end of period	$ 79.89	$ 73.24	$ 75.51	$ 67.53	$ 44.61
Total Return B,C	10.77%	(2.23)%	12.97%	52.59%	(47.79)%
Ratios to Average Net Assets E,I
Expenses before reductions	.35%	.42%	.46%	.59%	.55% A
Expenses net of fee waivers, if any	.35%	.42%	.46%	.59%	.55% A
Expenses net of all reductions	.34%	.41%	.46%	.58%	.55% A
Net investment income (loss)	1.40%	.82%	.97% G	.65%	.79% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,424	$ 2,814	$ 3,483	$ 2,495	$ 1,415
Portfolio turnover rate F	88%	99%	42%	39%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .77%.

H For the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.53 per share is comprised of distributions from net investment income of $.504 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, partnerships, deferred trustee compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,500,434
Gross unrealized depreciation	(222,639)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,277,795

Tax Cost	$ 12,528,105

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 10,724
Undistributed long-term capital gain	$ 58,696
Net unrealized appreciation (depreciation)	$ 2,277,769

The tax character of distributions paid was as follows:

	March 31, 2013	March 31, 2012
Ordinary Income	$ 205,932	$ 116,384

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

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3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(5,404) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,815,253 and $15,668,585, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .29% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Magellan	$ 21,148.17
Class K	1,206.05
	$ 22,354

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $318 for the period.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $570. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,478, including $53 from securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $17,316. The weighted average interest rate was .66%. The interest expense amounted to three hundred seventeen dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Annual Report

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,344 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by three hundred thirty-four dollars.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $16.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2013	2012
From net investment income
Magellan	$ 166,004	$ 88,381
Class K	35,831	21,491
Total	$ 201,835	$ 109,872
From net realized gain
Magellan	$ 3,417	$ 5,520
Class K	680	992
Total	$ 4,097	$ 6,512

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2013	2012	2013	2012
Magellan
Shares sold	3,516	6,338	$ 256,383	$ 433,996
Reinvestment of distributions	2,238	1,358	161,604	89,962
Shares redeemed	(37,834)	(78,006)	(2,743,347)	(5,386,827)
Net increase (decrease)	(32,080)	(70,310)	$ (2,325,360)	$ (4,862,869)
Class K
Shares sold	7,910	13,283	$ 566,429	$ 902,426
Reinvestment of distributions	506	341	36,510	22,483
Shares redeemed	(16,489)	(21,336)	(1,193,749)	(1,434,651)
Net increase (decrease)	(8,073)	(7,712)	$ (590,810)	$ (509,742)

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at March 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 14, 2013

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 234 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (1942)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (1947)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (1958)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Hebble served as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Magellan Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	05/06/13	05/03/13	$0.081	$0.323

The fund hereby designates as capital gain dividend with respect to the taxable year ended March 31, 2013, $80,311,695, or, if subsequently determined to be different, the net capital gain of such year.

A percentage of the dividends distributed during the fiscal year qualifies for the dividend-received deduction for corporate shareholders:

	May 4, 2012	December 7, 2012	December 27, 2012
Class K	99%	90%	96%

Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MAG-K-UANN-0513
1.863176.104

Item 2. Code of Ethics

As of the end of the period, March 31, 2013, Fidelity Magellan Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Magellan Fund (the "Fund"):

Services Billed by PwC

March 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Magellan Fund	$191,000	$-	$4,600	$7,500

March 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Magellan Fund	$193,000	$-	$4,500	$9,200

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	March 31, 2013A	March 31, 2012A
Audit-Related Fees	$4,755,000	$3,795,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	March 31, 2013 A	March 31, 2012 A
PwC	$5,415,000	$4,995,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 28, 2013